Segments - Schedule of Disaggregated Information of Revenues by Geographic Locations (Details) - Operating Segment [Member]	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 188,240,855	$ 26,295,764	¥ 290,815,771
Mainland PRC revenues [Member]
Segment Reporting Information [Line Items]
Revenues	142,929,032	19,966,059	239,886,094
Hong Kong Revenues [Member]
Segment Reporting Information [Line Items]
Revenues	45,311,823	6,329,705	31,038,985
International Revenues [Member]
Segment Reporting Information [Line Items]
Revenues			¥ 19,890,692